Capitalization (Details)	12 Months Ended
	Dec. 31, 2022 Vote $ / shares shares	Mar. 31, 2023 $ / shares shares	Dec. 31, 2021 $ / shares shares
Capitalization
Preferred stock, shares authorized	10,000,000
Preferred stock, par value | $ / shares	$ 0.0001
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Class A common stock
Capitalization
Common stock shares authorized	800,000,000	800,000,000	800,000,000
Common stock par or stated value per share | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Number of voting rights per share | Vote	1
Class V common stock
Capitalization
Common stock shares authorized	205,000,000		205,000,000
Common stock par or stated value per share | $ / shares	$ 0.0001		$ 0.0001
Number of voting rights per share | Vote	1